Changes in Accumulated Other Comprehensive Income by Component Changes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net current-period other comprehensive income	$ 6,622	$ 1,334	$ (6,874)	$ (350)	$ 13,921
Reclassification of stranded tax effect	(400)
OCI before reclassifications, tax		1,145
Gains and Losses on Cash Flow Hedges [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning	(7,975)	(15,950)	(15,950)	(19,300)
Other comprehensive income before reclassifications	0	0	0	(3,960)
Amounts reclassified from accumulated other comprehensive income	2,018	1,994	7,975	7,310
Net current-period other comprehensive income	2,018	1,994	7,975	3,350
Reclassification of stranded tax effect	(391)
Balance, ending	(6,348)	(13,956)	(7,975)	(15,950)	(19,300)
OCI before reclassifications, tax			0	711
Reclassification from AOCI, current period, tax			1,484	1,361
Foreign Currency Items [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning	4,042	18,891	18,891	22,591
Other comprehensive income before reclassifications	4,604	(660)	(14,849)	(3,700)
Amounts reclassified from accumulated other comprehensive income	0	0	0	0
Net current-period other comprehensive income	4,604	(660)	(14,849)	(3,700)
Reclassification of stranded tax effect	0
Balance, ending	8,646	18,231	4,042	18,891	22,591
OCI before reclassifications, tax			(4,330)	2,127
Reclassification from AOCI, current period, tax			0	0
AOCI Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning	(3,933)	2,941	2,941	3,291
Other comprehensive income before reclassifications	4,604	(660)	(14,849)	(7,660)
Amounts reclassified from accumulated other comprehensive income	2,018	1,994	7,975	7,310
Net current-period other comprehensive income	6,622	1,334	(6,874)	(350)
Reclassification of stranded tax effect	(391)
Balance, ending	$ 2,298	$ 4,275	$ (3,933)	$ 2,941	$ 3,291